Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 60.1%	Coupon/Maturity	Number of Shares	Market Value	Percentage of Net Assets

Consumer Discretionary

Autozone	3.25% due 04/15/2025	$300,000	$286,966	2.5%

O’Reilly Automotive	3.60% due 09/01/2027	150,000	140,931	1.2%

VF	2.40% due 04/23/2025	67,000	62,725	0.5%

			490,622	4.2%
Consumer Staples

Costco Wholesale	2.75% due 05/18/2024	385,000	373,798	3.2%

Dollar General	4.15% due 11/01/2025	300,000	291,829	2.5%

Procter & Gamble	2.80% due 03/25/2027	300,000	279,678	2.5%

Walmart	2.85% due 07/08/2024	325,000	315,691	2.7%

			1,260,996	10.9%
Financials

Bank of America Corp	3.50% due 04/19/2026	400,000	381,112	3.3%

JPMorgan Chase & Co	3.30% due 04/01/2026	350,000	331,104	2.8%

Paypal Holdings	2.65% due 10/01/2026	300,000	276,932	2.4%

Visa	3.15% due 12/14/2025	350,000	334,053	2.9%

			1,323,201	11.4%
Health Care

Biogen	4.05% due 09/15/2025	50,000	48,402	0.4%

Gilead Sciences	2.50% due 09/01/2023	400,000	394,297	3.4%

Johnson & Johnson	2.45% due 03/01/2026	50,000	46,822	0.4%

			489,521	4.2%

Materials

BHP Billiton	3.85% due 09/30/2023	150,000	148,901	1.3%

DuPont De Nemours	4.493% due 11/15/2025	383,000	376,387	3.3%

Kinross Gold Corp	5.95% due 03/15/2024	350,000	350,084	3.0%

Mosaic	4.25% due 11/15/2023	209,000	207,421	1.8%

			1,082,793	9.4%
Technology

Microsoft	2.375% due 05/01/2023	395,000	393,233	3.4%

Oracle	2.95% due 05/15/2025	325,000	308,181	2.7%

Take-Two Interactive	3.70% due 04/14/2027	350,000	330,342	2.9%

			1,031,756	9.0%
Utilities

Edison International	3.55% due 11/15/2024	350,000	337,716	2.9%

Exelon Generation	3.25% due 06/01/2025	400,000	380,210	3.3%

Florida Power & Light	2.85% due 04/01/2025	320,000	306,331	2.6%

PacifiCorp	2.95% due 06/01/2023	250,000	248,562	2.2%

			1,272,819	11.0%

Total Corporate Bonds	(Cost $7,308,095)		$6,951,708	60.1%

Government Bonds – 35.3%

Government Sponsored

Federal Farm Credit Bank	3.50% due 12/20/2023	$200,000	$197,244	1.7%

Federal Home Loan Bank	3.375% due 12/08/2023	350,000	345,940	3.0%

			543,184	4.7%
United States Treasury Bills

United States Cash Management Bill	0.00% due 04/20/2023	700,000	695,542	6.0%

United States Treasury Notes

United States Treasury Note	2.50% due 08/15/2023	850,000	840,205	7.3%

United States Treasury Note	0.125% due 08/31/2023	400,000	390,328	3.4%

United States Treasury Note	2.75% due 11/15/2023	250,000	245,908	2.1%

United States Treasury Note	2.25% due 10/31/2024	100,000	95,664	0.8%

United States Treasury Note	2.875% due 04/30/2025	400,000	384,625	3.3%

United States Treasury Note	2.625% due 12/31/2025	600,000	570,492	4.9%

United States Treasury Note	2.375% due 05/15/2027	350,000	324,284	2.8%

			2,851,506	24.6%

Total Government Bonds	(Cost $4,226,476)		$4,090,232	35.3%

Total investments		(Cost $11,534,571)	$11,041,940	95.4%

Other assets (net of liabilities)			525,017	4.6%

Total net assets			$11,566,957	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 65.9%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Consumer Discretionary

Home Depot	5.875% due 12/16/2036	$300,000	$320,633	3.4%

Lowe’s	5.80% due 10/15/2036	250,000	244,826	2.5%

			565,459	5.9%
Consumer Staples

Kimberly Clark	5.30% due 03/01/2041	100,000	101,091	1.0%

Procter & Gamble	5.50% due 02/01/2034	200,000	209,444	2.2%

Unilever Capital	5.90% due 11/15/2032	200,000	216,386	2.3%

			526,921	5.5%
Energy

Baker Hughes	6.875% due 01/15/2029	100,000	103,035	1.1%

Canadian Natural Resources	6.45% due 06/30/2033	225,000	228,349	2.4%

Statoil	7.15% due 01/15/2029	224,000	241,306	2.5%

			572,690	6.0%
Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	239,847	2.5%

Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	223,142	2.3%

Chubb Ina Holdings	4.35% due 11/03/2045	100,000	89,198	1.0%

State Street(Quarterly US LIBOR plus 100)(1)	5.769% due 06/15/2047	100,000	83,088	0.9%

UBS AG Stamford CT	7.75% due 09/01/2026	200,000	211,339	2.2%

			846,614	8.9%
Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	249,656	2.6%

Johnson & Johnson	4.95% due 05/15/2033	226,000	236,526	2.5%

Johnson & Johnson	5.85% due 07/15/2038	50,000	55,444	0.5%

Medtronic	4.375% due 03/15/2035	260,000	246,090	2.6%

Merck & Co.	6.50% due 12/01/2033	215,000	243,388	2.6%

			1,031,104	10.8%
Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	310,000	300,185	3.1%

Deere & Co.	8.10% due 05/15/2030	95,000	113,522	1.2%

United Technologies	6.05% due 06/01/2036	250,000	263,444	2.8%

			677,151	7.1%
Materials

Praxair	3.55% due 11/07/2042	350,000	280,430	3.0%

Technology

Apple	4.50% due 02/23/2036	350,000	342,318	3.6%

Intel	4.00% due 12/15/2032	360,000	325,885	3.4%

Microsoft	4.20% due 11/03/2035	350,000	334,990	3.5%

Microsoft	5.30% due 02/08/2041	50,000	53,482	0.6%

			1,056,675	11.1%
Utilities

Alabama Power	4.15% due 08/15/2044	200,000	165,289	1.7%

Entergy Louisiana	5.40% due 11/01/2024	200,000	200,932	2.1%

Florida Power & Light	5.95% due 10/01/2033	100,000	104,073	1.1%

Puget Sound Energy	4.434% due 11/15/2041	300,000	255,399	2.7%

			725,693	7.6%

Total Corporate Bonds	(Cost $7,429,350)		$6,282,737	65.9%

Government Bonds – 26.8%

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$175,000	$178,152	1.9%

United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	179,556	1.9%

United States Treasury Bond	6.25% due 05/15/2030	75,000	85,218	0.9%

United States Treasury Bond	3.125% due 11/15/2041	145,000	126,411	1.4%

United States Treasury Bond	3.375% due 11/15/2048	560,000	499,319	5.2%

United States Treasury Bond	6.125% due 08/15/2029	225,000	250,436	2.6%

United States Treasury Bond	5.375% due 02/15/2031	400,000	437,203	4.6%

United States Treasury Bond	4.25% due 05/15/2039	770,000	791,957	8.3%

			2,370,100	24.9%
Total Government Bonds	(Cost $2,958,797)		$2,548,252	26.8%

Total investments		(Cost $10,388,147)	$8,830,989	92.7%

Other assets (net of liabilities)			701,022	7.3%

Total net assets			$9,532,011	100.0%

(1)	Variable rate security. The interest rate represents the rate in effect at February 28, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 54.7%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications

Internet Media
Alphabet, Class A(2)	2,000	$180,120	United States	1.0%

Telecom Carriers
BCE	4,000	177,000	Canada	0.9%
Telus	8,000	159,040	Canada	0.8%
		336,040		1.7%
		516,160		2.7%
Consumer Discretionary

Automotive Retailers
O’Reilly Automotive(2)	160	132,816	United States	0.6%

Home Products Stores
Floor & Decor Holdings(2)	1,900	174,439	United States	0.9%
Home Depot	600	177,924	United States	0.9%
Lowe’s	1,100	226,325	United States	1.2%
		578,688		3.0%

Specialty Apparel Stores
Lululemon Athletica(2)	550	170,060	United States	0.9%
Ross Stores	2,000	221,080	United States	1.1%
TJX Companies	2,700	206,820	United States	1.1%
		597,960		3.1%
		1,309,464		6.7%
Consumer Staples

Beverages
PepsiCo	1,250	216,912	United States	1.1%

Household Products
Procter & Gamble	1,150	158,194	United States	0.8%

Packaged Food
Nestle ADR	1,900	213,779	Switzerland	1.1%
		588,885		3.0%
Energy

Exploration & Production
ConocoPhillips	4,000	413,400	United States	2.1%

Integrated Oils
Shell ADR	5,100	309,927	Netherlands	1.6%

Refining & Marketing
Phillips 66	1,100	112,816	United States	0.6%
		836,143		4.3%

Financials

Consumer Finance
Mastercard, Class A	500	177,645	United States	0.9%
Visa	900	197,946	United States	1.0%
		375,591		1.9%

Institutional Brokerage
Virtu Financial	9,000	165,420	United States	0.9%

P&C Insurance
Chubb	810	170,926	Switzerland	0.9%
		711,937		3.7%
Health Care

Large Pharma
AstraZeneca ADR	3,000	195,540	United Kingdom	1.0%
Bristol-Myers Squibb	3,200	220,672	United States	1.1%
Johnson & Johnson	1,515	232,189	United States	1.2%
Novo Nordisk ADR	3,300	465,267	Denmark	2.4%
Pfizer	4,100	166,337	United States	0.9%
		1,280,005		6.6%

Managed Care
UnitedHealth Group	300	142,782	United States	0.8%

Medical Devices
Abbott Laboratories	2,700	274,644	United States	1.4%
		1,697,431		8.8%
Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	191,480	United States	1.0%
Johnson Controls International	5,350	335,552	United States	1.7%
		527,032		2.7%

Electrical Power Equipment
Eaton Corp	2,000	349,860	United States	1.8%

Flow Control Equipment
Parker Hannifin	800	281,480	United States	1.5%

Industrial Distribution & Rental
Fastenal	2,800	144,368	United States	0.7%

Industrial Machinery
Illinois Tool Works	525	122,409	United States	0.6%

Rail Freight
Canadian National Railway	2,000	227,780	Canada	1.2%
Canadian Pacific Railway	2,018	153,247	Canada	0.8%
		381,027		2.0%

Waste Management
Republic Services	950	122,483	United States	0.6%
		1,928,659		9.9%

Materials

Basic & Diversified Chemicals
Linde	1,000	348,370	Ireland	1.8%

Precious Metal Mining
Barrick Gold	10,000	161,200	Canada	0.8%
Newmont	4,000	174,440	United States	0.9%
		335,640		1.7%

Specialty Chemicals
RPM International	1,400	124,082	United States	0.7%

		808,092		4.2%
Technology

Application Software
Activision Blizzard	1,900	144,875	United States	0.7%

Communications Equipment
Apple	1,900	280,079	United States	1.5%
Motorola Solutions	770	202,364	United States	1.0%
		482,443		2.5%

Consumer Electronics
Sony ADR	1,900	158,802	Japan	0.8%

Information Services
Experian	2,300	78,046	United States	0.4%

Infrastructure Software
Microsoft	800	199,536	United States	1.1%
Oracle	3,100	270,940	United States	1.4%
		470,476		2.5%
Semiconductor Devices
Infineon Technologies ADR	4,775	169,178	Germany	0.9%
Micron Technology	1,550	89,621	United States	0.4%
NXP Semiconductors	950	169,556	Netherlands	0.9%
Qualcomm	100	12,353	United States	0.1%
		440,708		2.3%
		1,775,350		9.2%
Utilities

Integrated Utilities
Duke Energy	1,600	150,816	United States	0.8%
NextEra Energy	4,000	284,120	United States	1.4%
		434,936		2.2%

Total Common Stocks	(Cost $6,562,463)	$10,607,057		54.7%

Corporate Bonds – 21.8%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets
Communications

Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$163,016	0.9%

Comcast Corp	5.65% due 06/15/2035	300,000	310,599	1.6%

Walt Disney	6.40% due 12/15/2035	250,000	274,146	1.4%
			747,761	3.9%
Consumer Discretionary

Expedia Group	5.00% due 02/15/2026	250,000	246,293	1.3%

Lowe’s	4.25% due 09/15/2044	250,000	191,719	1.0%

Stanford University	4.013% due 05/01/2042	100,000	88,004	0.4%
			526,016	2.7%
Consumer Staples

Coca Cola Co	1.00% due 03/15/2028	250,000	209,211	1.1%

Financials

Charles Schwab Corp	3.00% due 03/10/2025	300,000	287,398	1.5%

Welltower	4.25% due 04/15/2028	350,000	330,460	1.7%
			617,858	3.2%
Health Care

Cardinal Health	3.50% due 11/15/2024	155,000	149,643	0.7%

Gilead Sciences	3.70% due 04/01/2024	250,000	245,602	1.3%
			395,245	2.0%
Industrials

Burlington Nothern Santa Fe	6.20% due 08/15/2036	150,000	161,780	0.9%

CSX Corp	4.65% due 03/01/2068	300,000	253,260	1.3%

Fedex	3.90% due 02/01/2035	250,000	213,520	1.1%

Legrand France Yankee	8.50% due 02/15/2025	170,000	180,758	0.9%

Union Pacific	3.375% due 02/01/2035	250,000	210,717	1.1%
			1,020,035	5.3%

Technology

Qualcomm	3.25% due 05/20/2027	220,000	206,899	1.1%

Utilities

Edison International	3.55% due 11/15/2024	250,000	241,226	1.2%

Pacificorp	6.00% due 01/15/2039	250,000	261,227	1.3%
			502,453	2.5%

Total Corporate Bonds	(Cost $4,797,322)		$4,225,478	21.8%

Government Bonds – 17.9%

United States Treasury Bonds

United States Treasury Bond	6.25% due 08/15/2023	$438,000	$440,498	2.3%

United States Treasury Bond	4.50% due 02/15/2036	137,000	146,044	0.8%

United States Treasury Bond	3.625% due 02/15/2044	155,000	143,545	0.7%
			730,087	3.8%
United States Treasury Notes

United States Treasury Note	0.125% due 08/31/2023	900,000	878,238	4.5%

United States Treasury Note	2.75% due 11/15/2023	350,000	344,271	1.8%

United States Treasury Note	2.00% due 05/31/2024	1,080,000	1,039,247	5.4%

United States Treasury Note	1.125% due 01/15/2025	400,000	373,453	1.9%

United States Treasury Note	1.625% due 04/30/2023	106,000	105,436	0.5%
			2,740,645	14.1%

Total Government Bonds	(Cost $3,545,748)		$ 3,470,732	17.9%

Municipal Bonds – 0.5%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	$100,000	$107,465	0.5%

Total Municipal Bonds	(Cost $118,774)		$107,465	0.5%

Total investments	(Cost $15,024,307)		$18,410,732	94.9%

Other assets (net of liabilities)			981,951	5.1%

Total net assets			$19,392,683	100.0%
(1)	Country of domicile
(2)	Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 44.0%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications

Telecom Carriers
Orange ADR	20,000	$229,600	France	2.5%
SK Telecom ADR	6,073	115,569	Korea	1.3%
Telenor ASA	20,000	225,086	Norway	2.4%
Verizon Communications	6,000	232,860	United States	2.5%
		803,115		8.7%

Consumer Discretionary

Automobiles
Volkswagen AG	1,500	204,729	Germany	2.2%

Energy

Exploration & Production
Woodside Energy Group ADR	8,500	206,805	Australia	2.2%

Integrated Oils
Shell Plc ADR	3,800	230,926	Netherlands	2.5%

		437,731		4.7%
Financials

Banks
Skandinaviska Enskilda Banken, Class A	25,000	313,969	Sweden	3.4%

Institutional Brokerage
Virtu Financial	7,500	137,850	United States	1.5%

Investment Companies
ICAHN Enterprises Depositary Unit	3,000	161,430	United States	1.7%

		613,249		6.6%
Health Care

Large Pharma
GlaxoSmithKline ADR	4,000	137,080	United Kingdom	1.5%
Novartis ADR	2,500	210,300	Switzerland	2.3%

		347,380		3.8%

Materials

Base Metals
Norsk Hydro ASA		35,000	255,699	Norway	2.8%
South32 ADR		19,000	275,880	Australia	3.0%
Southern Copper		5,000	368,450	Peru	4.0%
			900,029		9.8%

Steel Raw Material Suppliers
BHP Biliton ADR		5,500	335,335	Australia	3.6%

			1,235,364		13.4%
Technology

Communications Equipment
Cisco Systems		5,000	242,100	United States	2.6%

Consumer Electronics
Nintendo		5,000	187,103	Japan	2.0%

			429,203		4.6%

Total Common Stocks		(Cost $3,894,591)	$4,070,771		44.0%

Corporate Bonds – 29.7%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets
Communications

Comcast	4.65% due 07/15/2042	$250,000	$229,272	United States	2.5%

Netflix	4.375% due 11/15/2026	250,000	241,155	United States	2.6%

			470,427		5.1%
Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	149,063	United States	1.6%

Delta Air Lines	3.75% due 10/28/2029	250,000	213,525	United States	2.3%

Ford Motor	6.375% due 02/01/2029	220,000	217,800	United States	2.4%

MDC Holdings	3.85% due 01/15/2030	200,000	166,354	United States	1.8%

YUM! Brands	3.625% due 03/15/2031	195,000	163,133	United States	1.8%

			909,875		9.9%
Consumer Staples

Grupo Bimbo(2)	4.875% due 06/27/2044	200,000	175,092	Mexico	1.9%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	46,729	Brazil	0.5%

Petrobras International Finance	6.75% due 01/27/2041	80,000	73,045	Brazil	0.8%

			119,774		1.3%
Financials

Lincoln National (3 month LIBOR plus 2.04%)(3)	2.17425% due 04/20/2067	250,000	185,000	United States	2.0%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	193,668	United States	2.1%

CSX Corp	4.65% due 03/01/2068	250,000	211,050	United States	2.3%

Norfolk Southern Corp	5.10% due 08/01/2118	275,000	233,683	United States	2.5%

			638,401		6.9%
Utilities

Edison International	3.55% due 11/15/2024	250,000	241,226	United States	2.6%

Total Corporate Bonds	(Cost $3,157,531)		$2,739,795		29.7%

Government Bonds – 18.3%

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	$126,960	Colombia	1.4%

Federal Republic of Brazil	8.50% due 01/05/2024	BRL 750,000	138,240	Brazil	1.5%

Republic of Argentina	1.00% due 07/09/2029	9,276	2,878	Argentina	0.0%(4)

Republic of Argentina	0.125% due 07/09/2046	242,500	70,170	Argentina	0.8%

			338,248		3.7%
United States Treasury Notes

United States Treasury Note	0.125% due 08/31/2023	400,000	390,328	United States	4.2%

United States Treasury Note	2.00% due 05/31/2024	1,000,000	962,266	United States	10.4%

			1,352,594		14.6%

Total Government Bonds	(Cost $1,953,161)		$1,690,842		18.3%

Municipal Bonds – 0.5%

Real Estate

Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	$50,000	$50,356	United States	0.5%

Total Municipal Bonds	(Cost $50,096)		$50,356		0.5%

Total investments		(Cost $9,055,379)	$8,551,764		92.5%
Other assets (net of liabilities)			694,674		7.5%

Total net assets			$9,246,438		100.0%

(1) Denotes a country or region of primary exposure

(2) Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2023, the aggregate value of these securities was $175,092 representing 1.9% of net assets.

(3) Variable rate security. The interest rate represents the rate in effect at February 28, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.

(4) Less than 0.05%

ADR: American Depositary Receipt

BRL: Brazilian Real

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 94.9%	Number of Shares	Market Value	Percentage of Net Assets
Communications
Internet Media

Alphabet, Class A(1)	31,680	$2,853,101	5.4%

Consumer Discretionary

Apparel, Footwear & Accessory Design

Nike, Class B	10,276	1,220,686	2.3%

Automotive Retailers

O’Reilly Automotive(1)	1,300	1,079,130	2.0%

E-Commerce Discretionary

Amazon.com(1)	26,980	2,542,325	4.8%

Home Products Stores

Lowe’s	11,200	2,304,400	4.4%

Specialty Apparel Stores

Lululemon Athletica(1)	2,000	618,400	1.2%

TJX Companies	19,000	1,455,400	2.8%
		2,073,800	4.0%

		9,220,341	17.5%
Consumer Staples
Beverages

Monster Beverage	16,100	1,638,336	3.1%

Mass Merchants

Costco Wholesale	3,509	1,698,988	3.2%

		3,337,324	6.3%
Energy
Renewable Energy Equipment

Enphase Energy(1)	600	126,318	0.2%

Financials
Consumer Finance

Mastercard, Class A	8,914	3,167,055	6.0%

Paypal(1)	12,000	883,200	1.7%
		4,050,255	7.7%

Health Care
Managed Care

Elevance Health	2,250	1,056,758	2.0%

Medical Devices

Abbott Laboratories	20,799	2,115,674	4.0%

Boston Scientific(1)	22,000	1,027,840	2.0%

Edwards Lifesciences(1)	10,500	844,620	1.6%

Stryker	3,000	788,640	1.5%
		4,776,774	9.1%

Specialty Pharma

Zoetis	4,000	668,000	1.3%

		6,501,532	12.4%
Industrials
Commercial & Residential Building Equipment & Systems

Honeywell International	3,750	718,050	1.3%

Johnson Controls International	22,500	1,411,200	2.7%
		2,129,250	4.0%

Measurement Instruments

Trimble(1)	17,000	885,020	1.7%

		3,014,270	5.7%
Materials
Agricultural Chemicals

Corteva	27,500	1,712,975	3.3%

Specialty Chemicals

Albemarle Corp	3,000	762,930	1.5%

RPM International	18,000	1,595,340	3.0%

		2,358,270	4.5%

		4,071,245	7.8%
Technology
Application Software

Adobe(1)	4,450	1,441,577	2.7%

Communications Equipment

Apple	34,400	5,070,904	9.6%

Motorola Solutions	6,000	1,576,860	3.0%
		6,647,764	12.6%

Infrastructure Software

Microsoft	18,920	4,719,026	9.0%

Oracle	17,500	1,529,500	2.9%
		6,248,526	11.9%

Semiconductor Devices

Advanced Micro Devices(1)	3,500	275,030	0.5%

NVIDIA	2,900	673,264	1.3%

Qualcomm	3,350	413,826	0.8%

Texas Instruments	6,600	1,131,570	2.1%
		2,493,690	4.7%

		16,831,557	31.9%

Total investments	(Cost $23,280,203)	$50,005,943	94.9%

Other assets (net of liabilities)		2,698,638	5.1%

Total net assets		$52,704,581	100.0%

(1) Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 89.1%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Communications

Telecom Carriers

Telus	78,000	$1,550,640	Canada	2.7%

Consumer Discretionary

Apparel, Footwear & Accessory Design

Hermes International	600	1,088,958	France	1.9%

E-Commerce Discretionary

MercadoLibre	3,110	3,794,200	Argentina	6.6%

Specialty Apparel Stores

Lululemon Athletica(2)	3,500	1,082,200	United States	1.9%

		5,965,358		10.4%
Consumer Staples

Household Products

L’Oreal	3,400	1,347,488	France	2.4%

Packaged Food

Nestle S.A.	6,000	679,342	Switzerland	1.2%

		2,026,830		3.6%
Health Care

Biotech

BioNTech SE ADR	4,500	585,225	Germany	1.0%

Large Pharma

AstraZeneca ADR	17,000	1,108,060	United Kingdom	2.0%

Novartis ADR	13,875	1,167,165	Switzerland	2.0%

Novo Nordisk ADR	30,900	4,356,591	Denmark	7.6%
		6,631,816		11.6%

Medical Equipment

Alcon	25,000	1,706,000	Switzerland	3.0%

		8,923,041		15.6%

Industrials

Commercial & Residential Building Equipment & Systems

NIBE Industrier AB Class B	40,000	415,151	Sweden	0.7%

Electrical Power Equipment

Eaton Corp PLC	5,000	874,650	United States	1.5%

Infrastructure Construction

Alfen Beheer BV(2)	3,300	266,144	Netherlands	0.5%

Rail Freight

Canadian National Railway	10,000	1,138,900	Canada	2.0%

		2,694,845		4.7%
Materials

Agricultural Chemicals

Nutrien	7,500	583,350	Canada	1.0%

Basic & Diversified Chemicals

Linde	5,500	1,916,035	Ireland	3.4%

Precious Metal Mining

Agnico-Eagle Mines	18,000	828,540	Canada	1.5%

Barrick Gold	43,000	693,160	Canada	1.2%
		1,521,700		2.7%

Steel Raw Material Suppliers

BHP Biliton ADR	14,000	853,580	Australia	1.5%

Rio Tinto ADR	32,800	2,287,144	United Kingdom	4.0%
		3,140,724		5.5%

		7,161,809		12.6%
Technology

Application Software

Dassault Systemes ADR	78,215	3,020,663	France	5.3%

NICE Systems ADR	15,550	3,225,226	Israel	5.6%
		6,245,889		10.9%

Consumer Electronics

Nintendo	34,000	1,272,300	Japan	2.2%

Sony ADR	25,000	2,089,500	Japan	3.7%
		3,361,800		5.9%

Information Services

Experian PLC	33,000	1,119,784	United States	2.0%

Wolters Kluwer	31,000	3,598,302	Netherlands	6.3%
		4,718,086		8.3%

IT Services

Accenture, Class A	7,600	2,018,180	Ireland	3.5%

Semiconductor Devices

STMicroelectronics	17,000	818,720	Switzerland	1.4%

Semiconductor Manufacturing

ASML	5,475	3,382,072	Netherlands	5.9%

		20,544,747		35.9%

Utilities

Power Generation

Iberdrola	99,851	1,147,667	Spain	2.0%

Northland Power	38,000	927,580	Canada	1.6%

		2,075,247		3.6%

Total investments	(Cost $27,196,051)	$50,942,517		89.1%

Other assets (net of liabilities)		6,217,294		10.9%

Total net assets		$57,159,811		100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 91.8%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Communications

Cable & Satellite

Shaw Communications, Class B	5,026	$145,603	Canada	0.7%

Entertainment Content

Walt Disney Company(2)	2,600	258,986	United States	1.4%

		404,589		2.1%
Consumer Discretionary

Home Products Stores

Home Depot	1,500	444,810	United States	2.3%

Lowe’s	2,400	493,800	United States	2.6%

Tractor Supply	2,500	583,150	United States	3.0%
		1,521,760		7.9%

Other Commercial Services

Ecolab	1,500	239,055	United States	1.3%

Restaurants

Starbucks	3,213	328,015	United States	1.7%

Specialty Apparel Stores

Lululemon Athletica(2)	750	231,900	United States	1.2%

TJX Companies	5,000	383,000	United States	2.0%
		614,900		3.2%

		2,703,730		14.1%
Consumer Staples

Household Products

Haleon ADR(2)	11,500	90,620	United Kingdom	0.5%

L’Oreal ADR	5,400	427,788	France	2.2%

Reckitt Benckiser Group ADR	16,700	235,971	United Kingdom	1.2%

Unicharm ADR	40,500	298,890	Japan	1.6%

Unilever ADR	6,600	329,538	United Kingdom	1.7%
		1,382,807		7.2%

Packaged Food

Danone ADR	31,200	353,184	France	1.9%

		1,735,991		9.1%

Energy

Renewable Energy Equipment

Vestas Wind Systems	11,000	314,737	Denmark	1.6%

Financials

Consumer Finance

Mastercard, Class A	860	305,549	United States	1.6%

Paypal	2,900	213,440	United States	1.1%
		518,989		2.7%

Life Insurance

Aviva ADR	45,600	487,920	United Kingdom	2.6%

P&C Insurance

Chubb	2,000	422,040	Switzerland	2.2%

		1,428,949		7.5%
Health Care

Biotech

BioNTech SE ADR	800	104,040	Germany	0.6%

Large Pharma

GlaxoSmithKline ADR	9,200	315,284	United Kingdom	1.6%

Johnson & Johnson	2,300	352,498	United States	1.8%

Novartis ADR	4,300	361,716	Switzerland	1.9%

Novo Nordisk ADR	5,100	719,049	Denmark	3.8%

Pfizer	8,000	324,560	United States	1.7%

Roche Holding ADR	9,000	324,450	Switzerland	1.7%
		2,397,557		12.5%

		2,501,597		13.1%
Industrials

Commercial & Residential Building Equipment & Systems

Assa Abloy ADR	44,500	539,340	Sweden	2.8%

Legrand	6,200	574,194	France	3.0%
		1,113,534		5.8%

Electrical Components

TE Connectivity	3,200	407,424	Switzerland	2.1%

Electrical Power Equipment

Schneider Electric ADR	17,100	548,055	France	2.9%

Siemens ADR	5,300	405,132	Germany	2.1%
		953,187		5.0%

		2,474,145		12.9%

Materials

Agricultural Chemicals

Corteva	3,000	186,870	United States	1.0%

Specialty Chemicals

DSM Koninklijke	1,928	238,217	Netherlands	1.3%

Johnson Matthey	21,031	555,325	United Kingdom	2.9%

Novozymes ADR	6,550	314,335	Denmark	1.6%
		1,107,877		5.8%

		1,294,747		6.8%
Technology

Application Software

Adobe(2)	1,000	323,950	United States	1.7%

Dassault Systemes ADR	7,530	290,809	France	1.5%
		614,759		3.2%

Communications Equipment

Apple	3,028	446,357	United States	2.3%

Consumer Electronics

Nintendo ADR	56,625	528,311	Japan	2.8%

Sony ADR	4,000	334,320	Japan	1.7%
		862,631		4.5%

Electronics Components

Murata Manufacturing	4,000	214,016	Japan	1.1%

Information Services

Wolters Kluwer	5,000	580,371	Netherlands	3.0%

Infrastructure Software

Microsoft	1,438	358,666	United States	1.9%

IT Services

Accenture, Class A	1,600	424,880	Ireland	2.2%

CGI Group Class A(2)	6,000	537,720	Canada	2.8%
		962,600		5.0%

Semiconductor Devices

NXP Semiconductors	1,800	321,264	Netherlands	1.7%

STMicroelectronics	3,900	187,824	Switzerland	1.0%
		509,088		2.7%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	1,825	158,903	Taiwan	0.9%

		4,707,391		24.6%

Total investments	(Cost $14,937,816)	$17,565,876		91.8%

Other assets (net of liabilities)		1,577,294		8.2%

Total net assets		$19,143,170		100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Corporate Bonds – 53.2%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets

Communications
Telecom Italia(2)	5.303% due 05/30/2024	$500,000	$486,915	Italy	1.7%

Consumer Discretionary
Starbucks	2.45% due 06/15/2026	250,000	230,523	United States	0.9%

Consumer Staples
Coty(2)	5.00% due 04/15/2026	250,000	237,813	United States	0.9%

Coty(3)	4.75% due 04/15/2026	500,000	512,560	United States	1.8%

			750,373		2.7%
Financials
Aust & NZ Banking Group(2)	4.50% due 03/19/2024	500,000	494,034	Australia	1.8%

AXA(3,4)	5.125% due 01/17/2047	750,000	724,240	France	2.6%

Bank of Montreal	3.30% due 02/05/2024	500,000	490,093	Canada	1.7%

Bank of New Zealand(3)	3.648% due 11/16/2023	NZD 500,000	304,823	New Zealand	1.1%

Bank of Nova Scotia	4.90% due PERP	750,000	719,397	Canada	2.6%

Canadian Imperial Bank(5)	4.375% due 10/28/2080	CAD 1,900,000	1,296,376	Canada	4.6%

Commonwealth Bank Australia(Quarterly BBSW plus 0.41%)(7)	3.6317% due 12/23/2026	AUD 1,850,000	1,224,763	Australia	4.4%

MAF Sukuk(3)	4.638% due 05/14/2029	800,000	782,319	United Arab Emirates	2.8%

Munich RE(3)	1.00% due 05/26/2042	EUR 1,000,000	752,977	Germany	2.7%

Prologis LP	1.25% due 10/15/2030	200,000	153,221	United States	0.5%

Toronto-Dominion Bank(3)	1.128% due 12/09/2025	CAD 500,000	331,038	Canada	1.2%

Voya Financial(6)	4.70% due 01/23/2048	400,000	339,327	United States	1.2%

WLB Asset II C PTE Ltd(2)	3.90% due 12/23/2025	500,000	460,992	Singapore	1.6%

Women’s Livelihood Bond Asset II B(2)	3.95% due 12/10/2024	600,000	566,775	Singapore	2.0%

			8,640,375		30.8%

Health Care
Koninklijke Philips	7.125% due 05/15/2025	1,000,000	1,009,532	Netherlands	3.6%

Novartis Captial	3.00% due 11/20/2025	250,000	237,869	Switzerland	0.8%

Roche(2)	2.625% due 05/15/2026	200,000	186,230	Switzerland	0.7%

			1,433,631		5.1%
Industrials
Odfjell SE(Quarterly NIBOR plus 5.75%)(3,7)	9.00% due 01/21/2025	NOK 6,000,000	597,989	Norway	2.1%

Materials
Stora Enso OYJ(2)	7.25% due 04/15/2036	200,000	204,209	Finland	0.7%

Stora Enso OYJ(3)	7.25% due 04/15/2036	300,000	306,314	Finland	1.1%

			510,523		1.8%
Technology
Koninklijke KPN	8.375% due 10/01/2030	250,000	291,938	Netherlands	1.1%

Microsoft	5.30% due 02/08/2041	600,000	641,788	United States	2.3%

NOKIA(3)	2.375% due 05/15/2025	500,000	510,465	Finland	1.8%

RELX	4.00% due 03/18/2029	400,000	370,228	United Kingdom	1.3%

			1,814,419		6.5%
Utilities
Tabreed Sukuk(3)	5.50% due 10/31/2025	250,000	250,671	United Arab Emirates	0.9%

United Utilities	6.875% due 08/15/2028	185,000	200,056	United Kingdom	0.7%

			450,727		1.6%

Total Corporate Bonds	(Cost $16,633,748)		$14,915,475		53.2%

Government Bonds – 27.5%

Government Bonds
Asian Development Bank	6.00% due 02/05/2026	BRL 6,000,000	$1,243,589	Philippines	4.4%

European Investment Bank(3)	4.50% due 02/16/2028	MXN 5,000,000	219,222	Luxembourg	0.7%

Inter-American Devel BK	7.50% due 12/05/2024	MXN 15,000,000	1,010,576	United States	3.6%

INTL BK RECON & DEVELOP	4.25% due 01/22/2026	MXN 35,000,000	1,621,020	Germany	5.8%

New Zealand Government	4.25% due 05/15/2034	NZD 500,000	298,846	New Zealand	1.1%

Ontario	2.65% due 02/05/2025	CAD 500,000	355,005	Canada	1.3%

Perusahaan Penerbit SBSN(3)	3.55% due 06/09/2051	1,000,000	746,994	Indonesia	2.7%

United Kingdom Gilt(3)	1.50% due 07/31/2053	GBP 500,000	332,211	United Kingdom	1.2%

			5,827,463		20.8%
Government Sponsored
Federal Home Loan Bank	1.65% due 10/06/2031	500,000	391,660	United States	1.4%

United States Treasury Bonds
United States Treasury Bond	3.250% due 05/15/2042	1,250,000	1,102,588	United States	3.9%

United States Treasury Bond	2.875% due 05/15/2052	500,000	407,363	United States	1.4%

			1,509,951		5.3%
Total Government Bonds	(Cost $7,832,697)		$7,729,074		27.5%

Municipal Bonds – 12.1%

Floating Rate Bonds

Educational Services

Washington St Hgh Edu Facs Auth(8)	0.80% due 05/01/2028	$400,000	$400,000	United States	1.4%

Financial Services

New York City NY Hsg Dev Corp(8)	1.67% due 05/01/2062	1,500,000	1,500,000	United States	5.3%

Santa Cruz CA Redev Agy MF Rev(8)	1.73% due 08/15/2035	1,000,000	1,000,000	United States	3.6%

Sheridan Co Redev Agy Incr Revenue(8)	2.40% due 12/01/2029	500,000	500,000	United States	1.8%
			3,000,000		10.7%

Total Municipal Bonds	(Cost $3,400,000)		$3,400,000		12.1%

Total investments		(Cost $27,866,445)	$26,044,549		92.8%

Other assets (net of liabilities)			2,017,136		7.2%

Total net assets			$28,061,685		100.0%

(1)	Denotes a country or region of primary exposure
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2023, the net value of these securities was $2,636,968 representing 9.4% of net assets.

(3)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2023, the aggregate value of these securities was $6,371,823 representing 22.7% of net assets.

(4)	AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at February 28, 2023.
(5)	Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025. The interest rate represents the rate in effect at February 28, 2023.
(6)	Voya Financial is a fixed to float bond. The bond has a fixed rate until 01/23/2028. The interest rate represents the rate in effect at February 28, 2023.
(7)	Variable rate security. The interest rate represents the rate in effect at February 28, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.
(8)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

PERP: Security is perpetual in nature and has no stated maturity

AUD: Australian Dollar

BRL: Brazilian Real

CAD: Canadian Dollar

EUR: Euro

GBP: Great British Pound

MXN: Mexican Peso

NOK: Norwegian Krone

NZD: New Zealand Dollar

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municipal Bonds – 87.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Educational Services

Boise City ID Indep Sch Dist	5.00% due 08/01/2032	$65,000	$72,357	0.6%

Financial Services

Idaho Housing & Finance Rev	3.00% due 07/01/2036	45,000	43,786	0.4%

Idaho St Bond Bank Auth Rev	4.00% due 09/15/2032	95,000	95,756	0.8%

Idaho St Bond Bank Auth Rev	4.00% due 09/15/2032	310,000	312,963	2.6%

			452,505	3.8%
General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	339,494	2.9%

Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	104,820	0.9%

Boise City ID Independent SD	3.00% due 08/01/2038	100,000	88,061	0.7%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2032	300,000	315,556	2.7%

Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	411,270	3.5%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	290,435	2.4%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	169,932	1.4%

Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	260,392	2.2%

Canyon Co ID Sch Dist #139 Vallivue	5.00% due 09/15/2030	200,000	226,292	1.9%

Caribou Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	298,757	2.5%

Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	160,090	1.3%

College of Western ID Annual Approp	4.00% due 10/01/2027	125,000	128,798	1.1%

Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	272,446	2.3%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	100,334	0.8%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	200,661	1.7%

Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	267,774	2.3%

Owyhee & Canyon Co. # 363 Marsing	4.00% due 09/15/2035	150,000	153,824	1.3%

SUN VLY ID	5.00% due 09/15/2029	40,000	44,322	0.4%

Twin Falls Co ID SCD #411 Series A	4.00% due 09/15/2027	170,000	172,247	1.5%

Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2030	300,000	305,081	2.6%

Twin Falls Co ID SCD #411 Series B	4.75% due 09/15/2039	200,000	204,876	1.7%

			4,515,462	38.1%
Government Bonds

Idaho St Bldg Auth Health & Welfare	5.00% due 09/01/2043	25,000	26,869	0.2%

Idaho St Health Facs Auth	4.00% due 09/01/2045	265,000	247,006	2.1%

Idaho St Hsg & Fin Assn	5.00% due 07/15/2037	100,000	107,828	0.9%

			381,703	3.2%
Health Care Facilities

Idaho Health Faci Auth Hos Rev	5.00% due 12/01/2047	260,000	264,622	2.2%

Medical/Hospitals

Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	302,136	2.5%

Municipal Leases

Fremont Cnty ID Annual Approp COPS	4.00% due 09/01/2031	280,000	295,599	2.5%

Fremont Cnty ID Annual Approp COPS	4.00% due 09/01/2036	210,000	213,255	1.8%

Idaho Falls ID COPs	4.00% due 09/15/2028	310,000	323,459	2.7%

Idaho Falls ID COPS	4.00% due 09/15/2038	150,000	148,595	1.3%

Idaho St HLTH FACS ADA CNTY	4.00% due 09/01/2040	155,000	149,039	1.3%

Payette Cnty ID SCD#372	4.00% due 09/15/2034	250,000	252,088	2.1%

			1,382,035	11.7%

Pollution Control

Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	136,624	1.2%

Idaho Bond Bank Authority	4.00% due 09/15/2033	135,000	141,617	1.2%

			278,241	2.4%
Real Estate

Idaho Fish & Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	353,164	3.0%

Idaho Fish & Wildlife Foundation Rev	4.00% due 12/01/2036	200,000	203,285	1.7%

Idaho St HSG & FIN	2.25% due 07/01/2031	200,000	178,917	1.5%

			735,366	6.2%

State Education

Ada & Canyon ID SCH #3 Kuna	5.00% due 09/15/2030	25,000	26,813	0.2%

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	129,036	1.1%

Boise State University ID Revenue	5.00% due 04/01/2032	160,000	166,948	1.4%

Idaho State University Revenue	4.00% due 04/01/2027	170,000	173,596	1.5%

Idaho State University Revenue	3.00% due 04/01/2031	250,000	235,613	2.0%

Jefferson & Madison Cos. ID SCD#251	5.00% due 09/15/2028	100,000	111,587	0.9%

Jefferson & Madison ID SCD #251	5.00% due 09/15/2032	25,000	27,932	0.2%

Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	355,620	3.0%

Univ of Idaho ID Revenues	4.00% due 04/01/2038	125,000	127,490	1.1%

Univerisity of Idaho Revenues	5.00% due 04/01/2038	150,000	166,152	1.4%

			1,520,787	12.8%
Water Supply

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2032	195,000	201,741	1.7%

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	255,000	263,336	2.2%

			465,077	3.9%

Total Municipal Bonds	(Cost $10,798,229)		$10,370,291	87.4%

Muni Revenue Bond - 2.5%

Government Bonds

ID St Hsg & Fin Assn Sales Tax Rev	5.00% due 08/15/2047	$150,000	$162,230	1.4%

ID St Hsg & Fin Assn Sales Tax Rev	5.00% due 08/15/2042	125,000	137,767	1.1%

Total Muni Revenue Bond	(Cost $319,447)		$299,997	2.5%

Total investments		(Cost $11,117,676)	$10,670,288	89.9%

Other assets (net of liabilities)			1,203,140	10.1%

Total net assets			$11,873,428	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total
Sextant Short-Term Bond

Corporate Bonds(1)	$-	$6,951,708	$-	$6,951,708

Government Bonds(1)	$-	$4,090,232	$-	$4,090,232
Total Assets	$-	$11,041,940	$-	$11,041,940

Sextant Bond Income

Corporate Bonds(1)	$-	$6,282,737	$-	$6,282,737

Government Bonds(1)	$-	$2,548,252	$-	$2,548,252
Total Assets	$-	$8,830,989	$-	$8,830,989

Sextant Core

Common Stocks

Communications	$516,160	$-	$-	$516,160

Consumer Discretionary	$1,309,464	$-	$-	$1,309,464

Consumer Staples	$588,885	$-	$-	$588,885

Energy	$836,143	$-	$-	$836,143

Financials	$711,937	$-	$-	$711,937

Health Care	$1,697,431	$-	$-	$1,697,431

Industrials	$1,928,659	$-	$-	$1,928,659

Materials	$808,092	$-	$-	$808,092

Technology	$1,697,304	$78,046	$-	$1,775,350

Utilities	$434,936	$-	$-	$434,936
Total Common Stocks	$10,529,011	$78,046	$-	$10,607,057
Corporate Bonds(1)	$-	$4,225,478	$-	$4,225,478
Government Bonds(1)	$-	$3,470,732	$-	$3,470,732
Municipal Bonds(1)	$-	$107,465	$-	$107,465
Total Assets	$10,529,011	$7,881,721	$-	$18,410,732

Sextant Global High Income

Common Stocks

Communications	$578,029	$225,086	$-	$803,115

Consumer Discretionary	$-	$204,729	$-	$204,729

Energy	$437,731	$-	$-	$437,731

Financials	$299,280	$313,969	$-	$613,249

Health Care	$347,380	$-	$-	$347,380

Materials	$979,665	$255,699	$-	$1,235,364

Technology	$242,100	$187,103	$-	$429,203
Total Common Stocks	$2,884,185	$1,186,586	$-	$4,070,771
Corporate Bonds(1)	$-	$2,739,795	$-	$2,739,795
Government Bonds(1)	$-	$1,690,842	$-	$1,690,842
Municipal Bonds(1)	$-	$50,356	$-	$50,356
Total Assets	$2,884,185	$5,667,579	$-	$8,551,764

Sextant Growth

Common Stocks(1)	$50,005,943	$-	$-	$50,005,943
Total Assets	$50,005,943	$-	$-	$50,005,943

Sextant International

Common Stocks

Communications	$1,550,640	$-	$-	$1,550,640

Consumer Discretionary	$4,876,400	$1,088,958	$-	$5,965,358

Consumer Staples	$-	$2,026,830	$-	$2,026,830

Health Care	$8,923,041	$-	$-	$8,923,041

Industrials	$2,013,550	$681,295	$-	$2,694,845

Materials	$7,161,809	$-	$-	$7,161,809

Technology	$14,554,361	$5,990,386	$-	$20,544,747

Utilities	$927,580	$1,147,667	$-	$2,075,247
Total Assets	$40,007,381	$10,935,136	$-	$50,942,517

Sustainable Equity

Common Stocks

Communications	$404,589	$-	$-	$404,589

Consumer Discretionary	$2,703,730	$-	$-	$2,703,730

Consumer Staples	$1,735,991	$-	$-	$1,735,991

Energy	$-	$314,737	$-	$314,737

Financials	$1,428,949	$-	$-	$1,428,949

Health Care	$2,501,597	$-	$-	$2,501,597

Industrials	$1,899,951	$574,194	$-	$2,474,145

Materials	$501,205	$793,542	$-	$1,294,747

Technology	$3,913,004	$794,387	$-	$4,707,391
Total Assets	$15,089,016	$2,476,860	$-	$17,565,876

Sustainable Bond

Corporate Bonds(1)	$-	$14,915,475	$-	$14,915,475

Government Bonds(1)	$-	$7,729,074	$-	$7,729,074

Municipal Bonds(1)	$-	$3,400,000	$-	$3,400,000
Total Assets	$-	$26,044,549	$-	$26,044,549

Idaho Tax-Exempt

Municipal Bonds(1)	$-	$10,370,291	$-	$10,370,291

Municipal Revenue Bonds(1)	$-	$299,997	$-	$299,997
Total Assets	$-	$10,670,288	$-	$10,670,288

¹	See Schedule of Investments for industry breakout.

There were no transfers between Level 1 and Level 2 during the period ending February 28, 2023